Interim Condensed Consolidated Statements of Shareholders' Equity (Deficiency) (Unaudited) - USD ($)	Issued capital [member]	Share To Be Issued [Member]	Contributed Surplus [Member]	Foreign Currency Translation Reserve [Member]	Retained earnings [member]	Total Equity Before Non Controlling Interest [Member]	Non-controlling interests [member]	Total
Balance at Aug. 31, 2020	$ 69,380,807	$ 1,059,214	$ 4,034,323	$ (2,334,275)	$ (72,094,162)	$ 45,907	$ 217,385	$ 263,292
Balance, shares at Aug. 31, 2020	7,746,136
IfrsStatementLineItems [Line Items]
Share-based payments			2,458,744			2,458,744		2,458,744
Shares issued on vesting of RSUs	$ 1,080,804		(900,804)			180,000		180,000
Shares issued on vesting of RSUs, shares	158,477
Convertible debt conversion	$ 13,704,605		4,256,114			17,960,719		17,960,719
Convertible debt conversion, shares	1,728,848
Common shares issued on private placement, net of costs	$ 24,225,901		6,791,473			31,017,374		31,017,374
Common shares issued on private placement, net of costs, shares	4,435,433
Warrants issued in private placement of convertible debt			618,916			618,916		618,916
EB bonus shares	$ 54,061					54,061		54,061
EB bonus shares, shares	6,666
Shares for debt	$ 226,556					226,556		226,556
Shares for debt, shares	40,000
Common shares issued on exercise of warrants	$ 7,221,216					7,221,216		7,221,216
Common shares issued on exercise of warrants, shares	747,129
Disposal of Motorsports		(1,059,214)				(1,059,214)		(1,059,214)
Non-controlling interest in subsidiary			(7,357)			(7,357)		(7,357)
Net income for the period					(25,774,646)	(25,774,646)	(59,327)	(25,833,973)
Foreign currency translation differences				(381,384)		(381,384)		(381,384)
Balance at May. 31, 2021	$ 115,893,950		17,251,409	(2,715,659)	(97,868,808)	32,560,892	158,058	32,718,950
Balance, shares at May. 31, 2021	14,862,689
Balance at Aug. 31, 2021	$ 122,741,230		17,819,933	(2,324,025)	(112,814,973)	25,422,165	143,379	25,565,544
Balance, shares at Aug. 31, 2021	15,543,309
IfrsStatementLineItems [Line Items]
Share-based payments			3,577,861			3,577,861		3,577,861
Shares issued on vesting of RSUs	$ 926,759		(926,759)
Shares issued on vesting of RSUs, shares	115,574
Net income for the period					735,610	735,610	65,219	800,829
Foreign currency translation differences				238,821		238,821		238,821
Disposal of Eden Games				(139,122)		(139,122)	(208,598)	(347,720)
Balance at May. 31, 2022	$ 123,667,989		$ 20,471,035	$ (2,224,326)	$ (112,079,363)	$ 29,835,335		$ 29,835,335
Balance, shares at May. 31, 2022	15,658,883